Loans and advances to customers (Tables)	12 Months Ended
Dec. 31, 2020
Loans and advances to customers [abstract]
Summary of loans and advances to customers
Loans and advances to customers by type
	Netherlands		Rest of the world		Total
	2020	2019	2020	2019	2020	2019
Loans to, or guaranteed by, public authorities	24,292	25,340	17,210	16,849	41,502	42,190
Loans secured by mortgages	115,176	117,199	236,954	231,327	352,130	348,526
Loans guaranteed by credit institutions	305	206	4,896	3,569	5,201	3,775
Personal lending	3,019	3,482	24,776	24,768	27,794	28,250
Corporate loans	37,594	39,645	135,527	150,233	173,121	189,878
	180,385	185,873	419,364	426,746	599,749	612,619

Loan loss provisions	-1,286	-1,193	-4,493	-3,398	-5,779	-4,590
	179,099	184,680	414,871	423,349	593,970	608,029

Summary of loans and advances to customers by subordination
Loans and advances to customers by subordination
	2020	2019
Non-subordinated	593,871	607,908
Subordinated	99	121
	593,970	608,029

Finance lease receivables
Finance lease receivables
	2020	2019[1]
Maturities of gross investment in finance lease receivables
- within 1 year	3,175	3,116
- between 1-2 years	2,212	2,250
- between 2-3 years	1,722	1,753
- between 3-4 years	1,166	1,229
- between 4-5 years	711	732
- more than 5 years	1,487	1,511
	10,473	10,591

Unearned future finance income on finance leases	-508	-580
Net investment in finance leases	9,965	10,011

Included in Loans and advances to banks	6	24
Included in Loans and advances to customers	9,958	9,987
	9,965	10,011

1 The prior period has been updated to improve consistency and comparability of the amounts per maturity of finance lease receivables.